Revenue - Summary of Detailed Information of Revenue from Rendering Services (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Disclosure Of Detailed Information Of Revenue From Rendering Services [Line Items]
Tax (10.86%)	R$ (39,368)
Total Net Revenue	320,376
Decision services [member]
Disclosure Of Detailed Information Of Revenue From Rendering Services [Line Items]
Services	298,211
Recovery services [member]
Disclosure Of Detailed Information Of Revenue From Rendering Services [Line Items]
Services	R$ 61,533